Property, Plant and Equipment - Narratives (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Interest capitalized	$ 14.5	$ 12.6
Capital projects under construction	725.2	872.7
Depreciation expense	$ 357.8	$ 324.3